Note 11 - Stock and Employee Benefit Plans - Schedule of Employee Service Share-based Compensation Costs 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based payment arrangement expense	$ 3,349	$ 4,402
Research and Development Expense [Member]
Share-based payment arrangement expense	1,190	1,905
General and Administrative Expense [Member]
Share-based payment arrangement expense	$ 2,159	$ 2,497